JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.3%
Airlines — 0.7%
Alaska Air Group, Inc. *	51	2,971

Automobiles — 1.0%
Thor Industries, Inc.	35	4,275

Banks — 8.4%
Commerce Bancshares, Inc.	42	2,953
Cullen/Frost Bankers, Inc.	28	3,379
First Horizon Corp.	321	5,223
ServisFirst Bancshares, Inc.	58	4,542
Signature Bank	23	6,296
SVB Financial Group *	9	5,513
Western Alliance Bancorp	59	6,434

		34,340

Building Products — 2.0%
Fortune Brands Home & Security, Inc.	52	4,669
Lennox International, Inc.	12	3,448

		8,117

Capital Markets — 8.1%
FactSet Research Systems, Inc.	14	5,347
Focus Financial Partners, Inc., Class A *	81	4,261
Lazard Ltd., Class A	94	4,290
LPL Financial Holdings, Inc.	45	6,988
Moelis & Co., Class A	65	4,036
Morningstar, Inc.	19	4,814
StepStone Group, Inc., Class A	81	3,446

		33,182

Chemicals — 1.0%
Axalta Coating Systems Ltd. *	135	3,937

Commercial Services & Supplies — 6.0%
Driven Brands Holdings, Inc. *	108	3,128
IAA, Inc. *	82	4,470
MSA Safety, Inc.	28	4,128
Ritchie Bros Auctioneers, Inc. (Canada)	36	2,229
Stericycle, Inc. *	51	3,448
Waste Connections, Inc.	55	6,990

		24,393

Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp. *	216	6,856

Containers & Packaging — 2.7%
AptarGroup, Inc.	44	5,218
Crown Holdings, Inc.	40	4,011
Pactiv Evergreen, Inc.	147	1,840

		11,069

Distributors — 3.1%
LKQ Corp. *	125	6,276
Pool Corp.	15	6,456

		12,732

Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	34	4,727

Electrical Equipment — 1.4%
Generac Holdings, Inc. *	14	5,553

Electronic Equipment, Instruments & Components — 1.0%
Cognex Corp.	51	4,101

Equity Real Estate Investment Trusts (REITs) — 6.1%
American Campus Communities, Inc.	65	3,125
CubeSmart	90	4,362
EastGroup Properties, Inc.	27	4,504
Mid-America Apartment Communities, Inc.	26	4,771
National Retail Properties, Inc.	96	4,147
Outfront Media, Inc.	164	4,138

		25,047

Food & Staples Retailing — 3.7%
BJ’s Wholesale Club Holdings, Inc. *	106	5,809
Casey’s General Stores, Inc.	20	3,700
Performance Food Group Co. *	119	5,549

		15,058

Food Products — 1.1%
Lamb Weston Holdings, Inc.	70	4,307

Gas Utilities — 1.0%
Atmos Energy Corp.	46	4,048

Health Care Equipment & Supplies — 4.1%
ICU Medical, Inc. *	16	3,728
Ortho Clinical Diagnostics Holdings plc *	137	2,523
STERIS plc	24	4,921
West Pharmaceutical Services, Inc.	14	5,734

		16,906

Health Care Providers & Services — 4.0%
Chemed Corp.	9	4,125
Encompass Health Corp.	68	5,077
Molina Healthcare, Inc. *	27	7,296

		16,498

Health Care Technology — 0.8%
Certara, Inc. *	83	2,752
Definitive Healthcare Corp. *	11	476

		3,228

Hotels, Restaurants & Leisure — 2.8%
Planet Fitness, Inc., Class A *	48	3,790
Vail Resorts, Inc. *	13	4,368
Wendy’s Co. (The)	152	3,294

		11,452

Household Products — 0.9%
Reynolds Consumer Products, Inc.	128	3,508

Insurance — 2.5%
Kinsale Capital Group, Inc.	33	5,398
RLI Corp.	50	4,974

		10,372

IT Services — 3.4%
Broadridge Financial Solutions, Inc.	30	5,075
Jack Henry & Associates, Inc.	16	2,635
WEX, Inc. *	36	6,328

		14,038

JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Leisure Products — 1.3%
Brunswick Corp.	57	5,401

Life Sciences Tools & Services — 1.3%
Syneos Health, Inc. *	59	5,189

Machinery — 9.4%
Douglas Dynamics, Inc.	46	1,664
Hillman Solutions Corp. *	181	2,164
IDEX Corp.	20	4,097
Lincoln Electric Holdings, Inc.	46	5,964
Nordson Corp.	21	5,014
RBC Bearings, Inc. *	21	4,358
Snap-on, Inc.	15	3,150
Toro Co. (The)	72	7,018
Woodward, Inc.	39	4,389

		37,818

Pharmaceuticals — 1.6%
Catalent, Inc. *	50	6,591

Professional Services — 1.2%
TransUnion	45	5,038

Real Estate Management & Development — 0.8%
Cushman & Wakefield plc *	184	3,424

Road & Rail — 2.0%
Knight-Swift Transportation Holdings, Inc.	89	4,540
Landstar System, Inc.	22	3,490

		8,030

Semiconductors & Semiconductor Equipment — 1.9%
CMC Materials, Inc.	28	3,399
Monolithic Power Systems, Inc.	9	4,398

		7,797

Software — 9.5%
Aspen Technology, Inc. *	36	4,382
Black Knight, Inc. *	70	5,052
Clearwater Analytics Holdings, Inc., Class A *	58	1,474
Envestnet, Inc. *	45	3,619
Guidewire Software, Inc. *	36	4,316
nCino, Inc. *	34	2,387
PTC, Inc. *	26	3,172
Q2 Holdings, Inc. *	52	4,163
SS&C Technologies Holdings, Inc.	79	5,483
Tyler Technologies, Inc. *	9	4,337

		38,385

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	25	2,419

TOTAL COMMON STOCKS (Cost $312,484)		400,807

SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $7,156)	7,153	7,157

Total Investments — 100.1% (Cost $319,640)		407,964
Liabilities in Excess of Other Assets — (0.1)%		(286)

Net Assets — 100.0%		407,678

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$407,964	$—	$—	$407,964

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$5,812	$21,811	$20,466	$—	$—	(c)	$7,157	7,153	$1		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	6,420	6,420	—	—		—	—	—	(c)	—

Total	$5,812	$28,231	$26,886	$—	$—	(c)	$7,157		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.